10. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
Discontinued future cost

For the twelve months ending	Amount
September 30, 2013	$88,000
September 30, 2014	75,000
September 30, 2015	60,000
September 30, 2016	12,000
Total future minimum lease payments	235,000
Less: current portion	(88,000)
Total Long-Term Portion	$147,000